Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents		$ 2,314	$ 116
Receivables (Note 14)		3,342	489
Inventories (Note 15)		4,917	788
Prepaid expenses and other current assets		1,089	72
Current assets other than assets held for sale		11,662	1,465
Assets held for sale (Note 10)			1,858
Current assets		11,662	3,323
Non-current assets
Property, plant and equipment (Note 16)		18,796	12,971
Goodwill (Note 17)		11,431	97
Other intangible assets (Note 17)		2,210	69
Investments (Note 21)		878	292
Other assets (Note 18)		525	246
TOTAL ASSETS		45,502	16,998
Current liabilities
Short-term debt (Note 22)		629	730
Current portion of long-term debt (Note 23)		1,003
Payables and accrued charges (Note 19)		6,703	836
Current liabilities other than liabilities included in disposal groups classified as held for sale		8,335	1,566
Deferred income tax liabilities on assets held for sale (Note 10)			36
Current liabilities		8,335	1,602
Non-current liabilities
Long-term debt (Note 23)		7,591	3,711
Deferred income tax liabilities (Note 9)		2,907	2,205
Pension and other post-retirement benefit liabilities (Note 28)		395	440
Asset retirement obligations and accrued environmental costs (Note 20)		1,673	651
Other non-currentliabilities		176	86
TOTAL LIABILITIES		21,077	8,695
SHAREHOLDERS' EQUITY
Share capital (Note 24)		16,740	1,806
Contributed surplus		231	230
Accumulated other comprehensive (loss) income		(291)	25
Retained earnings		7,745	6,242
TOTAL SHAREHOLDERS' EQUITY	[1]	24,425	8,303
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 45,502	$ 16,998

[1]	All equity transactions were attributable to common shareholders.